Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2013
Securities Sold Under Repurchase Agreements
Securities Sold Under Repurchase Agreements

(8) Securities Sold Under Repurchase Agreements

        The Company's bank subsidiaries have entered into repurchase agreements with an investment banking firm and individual customers of the bank subsidiaries. The purchasers have agreed to resell to the bank subsidiaries identical securities upon the maturities of the agreements. Securities sold under repurchase agreements were mortgage-backed book entry securities and averaged $1,041,186,000 and $1,276,831,000 during 2013 and 2012, respectively, and the maximum amount outstanding at any month end during 2013 and 2012 was $1,119,531,000 and $1,412,744,000, respectively.

        Further information related to repurchase agreements at December 31, 2013 and 2012 is set forth in the following table:

	Collateral Securities		Repurchase Borrowing
	Book Value of Securities Sold	Fair Value of Securities Sold	Balance of Liability	Weighted Average Interest Rate
	(Dollars in Thousands)
December 31, 2013 term:
Overnight agreements	$332,042	$341,238	$209,899.17%
1 to 29 days	27,954	28,288	18,666.40
30 to 90 days	8,106	8,263	3,295.43
Over 90 days	945,535	940,209	725,521	3.78

Total	$1,313,637	$1,317,998	$957,381	2.91%

December 31, 2012 term:
Overnight agreements	$340,711	$350,933	$263,992.28%
1 to 29 days	10,378	10,910	6,992	1.10
30 to 90 days	33,619	35,097	22,078	1.05
Over 90 days	1,033,957	1,062,897	836,617	3.73

Total	$1,418,665	$1,459,837	$1,129,679	2.85%

        The book value and fair value of securities sold includes the entire book value and fair value of securities partially or fully pledged under repurchase agreements.